UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22455

Cohen & Steers Select Preferred and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 28, 2013 (Unaudited)*

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 44.5%
BANKS 15.1%
Ally Financial, 7.35%, due 8/8/32(a)	116,600	$2,986,126
Ally Financial, 7.375%, due 12/16/44	72,000	1,815,840
Ally Financial, 7.30%, due 3/9/31, (PINES)	50,000	1,275,000
Bank of America Corp., 7.25%, Series L ($1,000 Par Value)(Convertible)	1,878	2,287,704
CoBank ACB, 6.25%, 144A ($100 Par Value)(b)	25,000	2,669,533
Countrywide Capital IV, 6.75%, due 4/1/33	63,322	1,603,946
Countrywide Capital V, 7.00%, due 11/1/36	164,579	4,204,993
First Niagara Financial Group, 8.625%, Series B(a)	80,000	2,350,400
Huntington Bancshares, 8.50%, due 12/31/49, Series A ($1,000 Par Value)(Convertible)(a)	4,048	5,209,776
KeyCorp, 7.75%, due 12/31/49, Series A ($100 Par Value)(Convertible)(a)	13,393	1,735,599
PNC Financial Services Group, 6.125%, Series P(a)	80,000	2,213,600
PrivateBancorp, 7.125%, due 10/30/42	45,000	1,208,250
US Bancorp, 6.50%, Series F(a)	80,000	2,388,800
Wells Fargo & Co., 7.50%, Series L ($1,000 Par Value)(Convertible)(a)	6,520	8,402,650
Zions Bancorp, 9.50%, Series C(a)	102,004	2,636,803
Zions Bancorp, 7.90%, Series F(a)	176,458	5,009,643
Zions Bancorp, 6.30%, Series G	90,000	2,407,500
		50,406,163
BANKS—FOREIGN 3.5%
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)(a)	88,139	2,260,765
Deutsche Bank Contingent Capital Trust III, 7.60%(a)	62,983	1,741,480
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)(a)	112,226	2,875,230
Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	102,000	2,276,640
Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	114,862	2,549,937
		11,704,052
ELECTRIC—INTEGRATED 1.7%
Duke Energy Corp., 5.125%, due 1/15/73	39,700	1,007,983
Interstate Power & Light Co., 5.10%, Series D	60,000	1,513,800
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G(a)	31,496	826,770

	Number of Shares	Value
NextEra Energy Capital Holdings, 5.625%, due 6/15/72, Series H	29,095	$756,761
SCE Trust I, 5.625%	60,000	1,577,400
		5,682,714
FINANCE—INVESTMENT BANKER/BROKER 0.6%
Raymond James Financial, 6.90%, due 3/15/42	72,158	2,006,714

INDUSTRIALS—DIVERSIFIED MANUFACTURING 0.4%
Stanley Black & Decker, 5.75%, due 7/25/52	45,025	1,188,660

INSURANCE 8.3%
LIFE/HEALTH INSURANCE—FOREIGN 1.0%
Aegon NV, 6.875% (Netherlands)	36,589	924,604
Aegon NV, 7.25% (Netherlands)	51,800	1,332,814
Aegon NV, 8.00%, due 2/15/42 (Netherlands)	36,530	1,048,411
		3,305,829
MULTI-LINE 1.4%
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	160,000	4,816,000

MULTI-LINE—FOREIGN 2.9%
ING Groep N.V., 7.05% (Netherlands)	119,064	3,032,560
ING Groep N.V., 7.375% (Netherlands)(a)	171,502	4,356,151
ING Groep N.V., 8.50% (Netherlands)(a)	92,789	2,417,154
		9,805,865
REINSURANCE 0.5%
Reinsurance Group of America, 6.20%, due 9/15/42	60,000	1,633,800

REINSURANCE—FOREIGN 2.5%
Arch Capital Group Ltd., 6.75% (Bermuda)	78,195	2,177,731
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	65,892	1,807,417
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)	73,527	1,989,641
Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)	41,556	1,124,505
Montpelier Re Holdings Ltd., 8.875% (Bermuda)	41,600	1,175,200
		8,274,494
TOTAL INSURANCE		27,835,988

INTEGRATED TELECOMMUNICATIONS SERVICES 2.6%
Qwest Corp., 7.00%, due 4/1/52(a)	114,879	3,081,055
Qwest Corp., 7.375%, due 6/1/51(a)	80,495	2,137,947

	Number of Shares	Value
Telephone & Data Systems, 6.875%, due 11/15/59(a)	127,131	$3,316,848
		8,535,850
PIPELINES 0.5%
NuStar Logistics LP, 7.625%, due 1/15/43	59,800	1,603,238

REAL ESTATE 11.1%
DIVERSIFIED 2.9%
Cousins Properties, 7.50%, Series B(a)	110,000	2,793,450
DuPont Fabros Technology, 7.875%, Series A(a)	103,254	2,780,630
Retail Properties of America, 7.00%	79,500	2,012,145
Sovereign Real Estate Investment Trust, 12.00%, 144A ($1,000 Par Value)(b)	1,500	1,928,670
		9,514,895
HOTEL 0.9%
Hersha Hospitality Trust, 8.00%, Series B(a)	70,969	1,865,066
Pebblebrook Hotel Trust, 6.50%, Series C	50,000	1,232,500
		3,097,566
INDUSTRIALS 1.2%
First Potomac Realty Trust, 7.75%, Series A(a)	120,000	3,120,000
Monmouth Real Estate Investment Corp., 7.875%, Series B(c)	37,500	992,250
		4,112,250
MORTGAGE 0.3%
Gramercy Capital Corp., 8.125%, Series A	33,000	1,095,270

OFFICE 1.2%
CommonWealth REIT, 6.50%, Series D (Convertible)(a)	90,025	2,154,298
Hudson Pacific Properties, 8.375%, Series B(a)	70,000	1,881,250
		4,035,548
RESIDENTIAL—MANUFACTURED HOME 0.8%
Equity Lifestyle Properties, 6.75%, Series C	47,378	1,226,143
UMH Properties, 8.25%, Series A	50,000	1,330,000
		2,556,143
SHOPPING CENTERS 3.8%
COMMUNITY CENTER 2.7%
Cedar Realty Trust, 7.25%, due 11/20/49, Series B	68,900	1,732,835
DDR Corp., 7.375%, Series H(a)	180,000	4,539,600

	Number of Shares	Value
Kite Realty Group Trust, 8.25%, Series A(a)	100,000	$2,594,000
		8,866,435
REGIONAL MALL 1.1%
CBL & Associates Properties, 7.375%, Series D(a)	144,935	3,669,754
TOTAL SHOPPING CENTERS		12,536,189
TOTAL REAL ESTATE		36,947,861

TRANSPORT—MARINE 0.7%
Seaspan Corp., 9.50%, due 1/29/49, Series C (Hong Kong)(a)	85,539	2,376,273
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$134,042,659)		148,287,513

PREFERRED SECURITIES—CAPITAL SECURITIES 88.0%
BANKS 22.9%
Citigroup, 5.95%(a)	1,250,000	1,298,438
Citigroup, 8.40%, due 4/29/49, Series E(c)	3,987,000	4,514,313
Citigroup Capital III, 7.625%, due 12/1/36(a)	4,115,000	4,896,850
CoBank ACB, 11.00%, Series C, 144A ($50 Par Value)(b),(d)	100,000	5,140,630
Countrywide Capital III, 8.05%, due 6/15/27, Series B(e)	1,815,000	2,330,006
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(b)	2,000,000	2,117,500
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series I	10,000	12,718,750
Goldman Sachs Capital I, 6.345%, due 2/15/34	4,500,000	4,702,176
Goldman Sachs Capital III, 4.00%, (FRN)	6,870,000	5,727,862
JP Morgan Chase & Co., 7.90%, Series I(a)	13,000,000	14,950,637
PNC Financial Services Group, 6.75%, due 7/29/49(a)	4,500,000	5,170,320
Regions Financial Corp., 7.375%, due 12/10/37(a)	2,700,000	3,037,500
Wells Fargo & Co., 7.98%, Series K(a)	8,400,000	9,707,250
		76,312,232
BANKS—FOREIGN 22.7%
Abbey National Capital Trust I, 8.963%, due 12/29/49(a)	3,200,000	3,744,000
Banco do Brasil SA/Cayman, 9.25%, 144A (Brazil)(b)	6,500,000	7,897,500
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN (Ireland)	1,000,000	1,320,947
Barclays Bank PLC, 6.278%, due 12/31/49 (United Kingdom)	2,000,000	1,938,434
Barclays Bank PLC, 6.86%, due 12/31/49, 144A (United Kingdom)(b)	2,297,000	2,440,563
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)(a)	4,925,000	4,869,594

	Number of Shares	Value
BNP Paribas, 7.195%, 144A (France)(a),(b)	3,250,000	$3,363,750
BPCE SA, 9.00%, (EUR) (France)	900,000	1,214,810
Claudius Ltd. (Credit Suisse), 7.875% (Switzerland)	5,000,000	5,368,750
HBOS Capital Funding LP, 6.85% (United Kingdom)	5,000,000	4,763,660
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(a),(b)	7,750,000	10,946,875
LBG Capital No.1 PLC, 8.00%, 144A (United Kingdom)(b)	4,000,000	4,295,916
Rabobank Nederland, 8.40% (Netherlands)	5,000,000	5,417,030
Rabobank Nederland, 11.00%, due 6/29/49, 144A (Netherlands)(a),(b)	3,350,000	4,508,527
RBS Capital Trust II, 6.425%	2,500,000	2,218,750
Royal Bank of Scotland Group PLC, 5.50% (United Kingdom) (EUR)	1,000,000	943,442
SMFG Preferred Capital, 9.50%, due 7/29/49, 144A (FRN) (Cayman Islands)(a),(b)	1,700,000	2,223,515
Standard Chartered PLC, 7.014%, due 7/29/49, 144A (United Kingdom)(a),(b)	3,000,000	3,210,759
UBS AG, 7.625%, due 8/17/22 (Switzerland)	4,500,000	5,037,151
		75,723,973
ELECTRIC—INTEGRATED 0.7%
Electricite de France SA, 5.25%, 144A (FRN) (France)(b)	2,250,000	2,239,486

FINANCE—DIVERSIFIED FINANCIAL SERVICES 5.4%
Aberdeen Asset Management PLC, 7.00% (United Kingdom)	2,750,000	2,841,520
General Electric Capital Corp., 7.125%, Series A(a)	7,400,000	8,621,599
General Electric Capital Corp., 6.25%, due 12/15/49, Series B	5,900,000	6,487,369
		17,950,488
INSURANCE 22.6%
LIFE/HEALTH INSURANCE 8.5%
American General Institutional Capital A, 7.57%, due 12/1/45, 144A(a),(b)	5,200,000	6,604,000
American General Institutional Capital B, 8.125%, due 3/15/46, 144A(a),(b)	3,000,000	4,087,500
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a),(b)	1,405,000	1,499,838
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(b)	6,450,000	8,143,125

	Number of Shares	Value
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(b)	5,599,000	$7,838,600
		28,173,063
LIFE/HEALTH INSURANCE—FOREIGN 1.0%
Prudential PLC, 7.75%, due 6/23/16 (United Kingdom)(a)	3,150,000	3,403,969

MULTI-LINE 4.1%
American International Group, 8.175%, due 5/15/68, (FRN)(a)	10,070,000	13,607,088

MULTI-LINE—FOREIGN 3.0%
Aviva PLC, 8.25% (United Kingdom)	2,000,000	2,159,500
AXA SA, 8.60%, due 12/15/30 (France)(a)	2,000,000	2,571,026
AXA SA, 6.379%, due 12/31/49, 144A (France)(a),(b)	2,050,000	2,044,875
AXA SA, 6.463%, 144A (France)(b)	1,000,000	997,500
Cloverie PLC, 8.25%, due 12/31/49 (Ireland)	2,000,000	2,306,506
		10,079,407
PROPERTY CASUALTY 1.1%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(b)	3,200,000	3,744,000

PROPERTY CASUALTY—FOREIGN 0.7%
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a),(b)	2,100,000	2,355,977

REINSURANCE—FOREIGN 4.2%
Aquarius + Investments PLC, 8.25% (Switzerland)	2,510,000	2,719,033
Catlin Insurance Co., 7.249%, due 12/31/49, 144A (Bermuda)(b)	4,550,000	4,709,250
QBE Capital Funding III Ltd., 7.25%, 144A (Australia)(a),(b)	2,250,000	2,366,133
Swiss Re Capital I LP, 6.854%, 144A (Switzerland)(b)	1,000,000	1,063,500
Swiss Reinsurance Co., Ltd., 7.635%, due 12/31/49, Series I (AUD) (Australia)	3,000,000	3,173,333
		14,031,249
TOTAL INSURANCE		75,394,753

INTEGRATED TELECOMMUNICATIONS SERVICES 3.8%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(b)	10,000	12,525,000

OIL & GAS EXPLORATION & PRODUCTION 0.6%
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (Australia) (EUR)	1,500,000	2,009,301

PIPELINES 4.6%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a)	5,980,000	6,883,584

	Number of Shares	Value
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B	2,500,000	$2,902,995
Enterprise Products Operating LP, 8.375%, due 8/1/66(a)	4,836,000	5,565,501
		15,352,080
UTILITIES 4.7%
ELECTRIC UTILITIES 2.4%
FPL Group Capital, 7.30%, due 9/1/67, Series D(a)	7,015,000	7,934,512

MULTI-UTILITIES 2.3%
Dominion Resources, 7.50%, due 6/30/66, Series A(a)	3,900,000	4,332,143
PPL Capital Funding, 6.70%, due 3/30/67, Series A(a)	3,300,000	3,509,316
		7,841,459
TOTAL UTILITIES		15,775,971
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$263,019,174)		293,283,284

	Principal Amount
CORPORATE BONDS 3.2%
INSURANCE—PROPERTY CASUALTY 1.7%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(b)	$5,250,000	5,798,950

INTEGRATED TELECOMMUNICATIONS SERVICES 1.5%
CenturyLink, 7.65%, due 3/15/42(d)	2,250,000	2,180,237
Citizens Communications Co., 9.00%, due 8/15/31(a)	2,625,000	2,723,437
		4,903,674
TOTAL CORPORATE BONDS (Identified cost—$9,691,329)		10,702,624

		Number of Shares
SHORT-TERM INVESTMENTS 0.6%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(f)		950,102	$950,102
Federated Government Obligations Fund, 0.01%(f)		950,132	950,132
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,900,234)			$1,900,234

TOTAL INVESTMENTS (Identified cost—$408,653,396)	136.3%		454,173,655

LIABILITIES IN EXCESS OF OTHER ASSETS	(36.3)		(120,931,654)

NET ASSETS (Equivalent to $27.73 per share based on 12,016,087 shares of common stock outstanding)	100.0%		$333,242,001

Note: Percentages indicated are based on the net assets of the Fund.

*	March 28, 2013 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Financial Statements.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $176,738,037 in aggregate has been pledged as collateral.
(b)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 35.0% of the net assets of the Fund, of which 0.0% are illiquid.
(c)	Illiquid security. Aggregate holdings equal 1.7% of the net assets of the Fund.
(d)	A portion of the security is segregated as collateral for interest rate swap transactions. $2,254,152 in aggregate has been segregated as collateral.
(e)	A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $898,625 in aggregate has been segregated as collateral.
(f)	Rate quoted represents the seven-day yield of the fund.

Interest rate swaps outstanding at March 28, 2013 were as follows:

Counterparty	Notional Amount	Fixed Rate Payable(a)	Floating Rate(a) (resets monthly) Receivable	Termination Date	Unrealized Depreciation
Royal Bank of Canada	$38,700,000	0.855%	0.204%	October 30, 2017	$(184,725)
Royal Bank of Canada	38,700,000	1.087%	0.204%	October 29, 2018	(162,719)
Royal Bank of Canada	38,700,000	1.309%	0.204%	October 29, 2019	(84,680)
					$(432,124)

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 28, 2013.

Forward foreign currency exchange contracts outstanding at March 28, 2013 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers, Harriman	AUD	3,073,320	USD	3,139,565	4/3/13	$(60,223)
Brown Brothers, Harriman	AUD	3,043,680	USD	3,167,049	5/2/13	4,977
Brown Brothers, Harriman	EUR	6,123,176	USD	8,007,583	4/3/13	158,585
Brown Brothers, Harriman	USD	373,477	EUR	288,328	4/3/13	(3,883)
Brown Brothers, Harriman	EUR	392,113	USD	507,771	4/3/13	5,140
Brown Brothers, Harriman	USD	738,971	EUR	573,321	4/3/13	(4,059)
Brown Brothers, Harriman	USD	789,307	EUR	606,329	4/3/13	(12,084)
Brown Brothers, Harriman	USD	967,101	EUR	743,678	4/3/13	(13,817)
Brown Brothers, Harriman	USD	3,204,517	AUD	3,073,320	4/3/13	(4,728)
Brown Brothers, Harriman	EUR	4,295,025	USD	5,515,156	5/3/13	8,501
Brown Brothers, Harriman	USD	5,525,434	EUR	4,303,633	4/3/13	(8,819)
						$69,590

Glossary of Portfolio Abbreviations

AUD	Australian Dollar
EUR	Euro Currency
FRN	Floating Rate Note
PINES	Public Income Notes
REIT	Real Estate Investment Trust
USD	United States Dollar

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2013 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued at the prevailing forward exchange rate.

 Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

 Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 28, 2013.

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)(a)
Preferred Securities - $25 Par Value - Banks	$50,406,163	$47,736,630	$2,669,533	$—
Preferred Securities - $25 Par Value - Real Estate - Diversified	9,514,895	7,586,225	1,928,670	—
Preferred Securities - $25 Par Value - Other Industries	88,366,455	88,366,455	—	—
Preferred Securities - Capital Securities - Banks	76,312,232	—	63,593,482	12,718,750	(b)
Preferred Securities - Capital Securities - Other Industries	216,971,052	—	216,971,052	—
Corporate Bonds	10,702,624	—	10,702,624	—
Money Market Funds	1,900,234	—	1,900,234	—
Total Investments(c)	$454,173,655	$143,689,310	$297,765,595	$12,718,750
Forward foreign currency exchange contracts	177,203	—	177,203	—
Total Appreciation in Other Financial Instruments(c)	$177,203	$—	$177,203	$—
Interest rate swaps	(432,124)	—	(432,124)	—
Forward foreign currency exchange contracts	(107,613)	—	(107,613)	—
Total Depreciation in Other Financial Instruments(c)	$(539,737)	$—	$(539,737)	$—

(a) Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b) Valued by a pricing service which utilized independent broker quotes.

(c) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments in Securities
Balance as of December 31, 2012	$12,484,375
Change in unrealized appreciation	234,375
Balance as of March 28, 2013	$12,718,750

The change in unrealized appreciation/(depreciation) attributable to securities owned on March 28, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $234,375.

Note 3. Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 28, 2013:

Interest rate swaps	$(432,124)
Forward foreign currency exchange contracts	69,590
$(362,534)

The balance of outstanding interest rate swaps at March 28, 2013 is representative of the volume outstanding during the period ended March 28, 2013. The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the period ended March 28, 2013:

Forward Foreign Currency Exchange Contracts
Average Notional Balance	$11,117,473
Ending Notional Balance	8,682,205

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap agreement. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

For each counterparty, the Fund entered into an International Swap and Derivatives Association Inc. Master Agreement and related annexes thereto (“ISDA”) which sets forth the general terms and conditions of the Fund’s swap transactions.

Note 4. Income Tax Information

As of March 28, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$408,653,396
Gross unrealized appreciation	$46,343,166
Gross unrealized depreciation	(822,907)
Net unrealized appreciation	$45,520,259

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 28, 2013